Income Taxes (Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions			3 Months Ended	12 Months Ended
		Dec. 22, 2017	Mar. 31, 2018	Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Reconciliation of Income Tax Expense Benefit and Statutory Federal Tax Rate [Line Items]
Income before income tax expense				¥ 85,060		¥ 839,298		¥ 480,375
Effective statutory tax rate		35.00%	21.00%	30.62%		30.86%		30.86%
Income tax calculated at the statutory tax rate				¥ 26,045		¥ 259,007		¥ 148,244
Income not subject to tax				(8,861)		(9,312)		(7,521)
Expenses not deductible for tax purposes				1,389		1,421		1,483
Tax rate differentials of subsidiaries				(3,522)		(2,696)		(2,165)
Change in valuation allowance				(2,444)		(9,102)		112,781	[1]
Change in undistributed earnings of subsidiaries				(21,347)	[2]	(1,972)		5,217
Change in net operating loss carryforwards resulting from intercompany capital transactions								647
Effect of enacted change in tax rates				(11)		6,863	[3]
Reversal of outside basis differences	[1]							(159,119)
Change in unrecognized tax benefits				9,420
Other				8,666		(6,605)		(8,323)
Income tax expense				¥ 9,335		¥ 237,604		¥ 91,244

[1]	These amounts for the fiscal year ended March 31, 2017 represent mainly the reversal of an outside basis difference related to certain foreign subsidiaries due to their organizational restructuring and the related increase in the valuation allowance.
[2]	In the fiscal year ended March 31, 2019, the MHFG Group derecognized majority of deferred tax liabilities for undistributed earnings of foreign subsidiaries because the Group has intent and ability to reinvest those earnings indefinitely in certain foreign subsidiaries.
[3]	On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act, which includes a reduction in the U.S. federal corporate income tax rate from 35% to 21%. The decrease in the Group's balance of net deferred tax assets, reflecting such tax rate reductions, was recognized as an increase to Income tax expense in the fiscal year ended March 31, 2018.